united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JAG Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
Shares		Fair Value

	COMMON STOCKS - 96.5%
	BANKS - 2.6%
88,605	Regions Financial Corp.	$1,575,397

	BIOTECHNOLOGY - 3.6%
7,800	Illumina, Inc. *	2,178,462

	COMMERCIAL SERVICES - 3.5%
25,480	PayPal Holdings, Inc. *	2,121,720

	DIVERSIFIED FINANCIAL SERVICES - 6.1%
21,375	Charles Schwab Corp.	1,092,262
19,755	Intercontinental Exchange, Inc.	1,452,980
9,005	Visa, Inc.	1,192,712
		3,737,954
	ENVIRONMENTAL CONTROL - 2.3%
18,850	Waste Connections, Inc.	1,419,028

	HEALTHCARE PRODUCTS - 5.5%
5,715	Align Technology, Inc. *	1,955,330
3,024	Intuitive Surgical, Inc. *	1,446,924
		3,402,254
	HEALTHCARE SERVICES - 2.4
8,240	Laboratory Corp of America Holdings *	1,479,327

	INSURANCE - 2.6%
33,870	Voya Financial, Inc.	1,591,890

	INTERNET - 15.7%
1,670	Amazon.com, Inc. *	2,838,666
8,065	Netflix, Inc. *	3,156,883
9,805	Palo Alto Networks, Inc. *	2,014,633
28,765	Twilio, Inc. *	1,611,415
		9,621,597
	IRON/STEEL - 2.2%
21,305	Nucor Corp.	1,331,562

	PHARMACEUTICALS - 2.9%
21,035	Zoetis, Inc.	1,791,972

	RETAIL - 6.1%
5,880	Domino's Pizza, Inc.	1,659,160
16,910	Lululemon Athletica, Inc. *	2,111,214
		3,770,374

JAG Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018
Shares		Fair Value
	SEMICONDUCTORS - 9.1%
32,480	Intel Corp.	$1,614,581
38,780	Micron Technology, Inc. *	2,033,623
8,065	NVIDIA Corp.	1,910,599
		5,558,803
	SOFTWARE - 27.5%
26,351	Activision Blizzard, Inc.	2,011,108
13,375	Adobe Systems, Inc. *	3,260,959
13,450	Electronic Arts, Inc. *	1,896,719
18,625	Microsoft Corp.	1,836,611
17,950	Salesforce.com, Inc. *	2,448,380
15,395	Veeva Sytems, Inc. *	2,225,515
22,455	Splunk, Inc. *	1,183,260
13,580	VMware, Inc.*	1,995,853
		16,858,405
	TELECOMMUNICATIONS - 4.6%
4,355	Arista Networks, Inc. *	1,121,369
28,155	T-Mobile US, Inc. *	1,682,261
		2,803,630

	TOTAL COMMON STOCKS (Cost $45,611,085)	59,242,375

	SHORT-TERM INVESTMENTS - 3.5%
2,165,726	Federated Treasury Obligations Fund Institutional Shares, 1.77% ** (Cost $2,165,726)	2,165,726

	TOTAL INVESTMENTS - 100.0% (Cost $47,776,812) (a)	61,408,101
	LIABILITIES LESS OTHER ASSETS - 0.0%	(11,382)
	TOTAL NET ASSETS - 100.0%	61,396,719

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2018
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $ 47,780,586 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	14,466,585
	Unrealized depreciation	(839,070)
	Net unrealized appreciation	13,627,515

JAG Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018
The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

See accompanying notes to financial statements.

JAG Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$59,242,375	$-	$-	$59,242,375
Short-Term Investments	2,165,726	-	-	2,165,726
Total	$61,408,101	$-	$-	$61,408,101

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

See accompanying notes to financial statements.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date __8/24/2018________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date__8/24/2018________

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date__8/24/2018________

CERTIFICATIONS

I, Jerry Szilagyi, certify that:

1.       I have reviewed this report on Form N-Q of the JAG Large Cap Growth Fund, a Series of the Mutual Fund Series Trust;

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.       Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940)] for the registrant and have:

 a)       designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)       designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)       evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)       disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)       all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)       any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: 8/24/2018

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Mutual Fund Series Trust

I, Erik Naviloff, certify that:

1.       I have reviewed this report on Form N-Q of the JAG Large Cap Growth Fund, a Series of the Mutual Fund Series Trust;

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.       Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

 a)       designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)       designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)       evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)       disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)       all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)       any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: 8/24/2018

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Mutual Fund Series Trust